SUMMARY OF FAIR VALUE AT GRANT DATE (Details)	Dec. 31, 2023 $ / shares	Nov. 07, 2022 $ / shares	Oct. 28, 2022 $ / shares	Oct. 27, 2022 $ / shares	Feb. 09, 2022 $ / shares
Short-Term Debt [Line Items]
Exercise price of the warrants		$ 0.10	$ 0.10	$ 0.10
February Promissory Note [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual life of the warrants					7 years
February Promissory Note [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Current value of the underlying share					$ 263.00
February Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Expected dividend yield					88.05
February Promissory Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend yield					0.00
February Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Expected dividend yield					1.98
February Promissory Note [Member] | Minimum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price of the warrants					$ 165.00
February Promissory Note [Member] | Maximum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price of the warrants					$ 330.00
December Promissory Note [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Contractual life of the warrants	10 years
December Promissory Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend yield					0.00
December Promissory Note [Member] | Minimum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price of the warrants	$ 4.00
Fair value of common stock (per share)	$ 3.60
December Promissory Note [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Expected dividend yield	60
December Promissory Note [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Expected dividend yield	3.72
December Promissory Note [Member] | Maximum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price of the warrants	$ 150
Fair value of common stock (per share)	$ 21.10
December Promissory Note [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Expected dividend yield	65
December Promissory Note [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Expected dividend yield	4.28